S-K 1602, SPAC Registered Offerings	May 14, 2026
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

(i)     duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

(ii)    duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)   directors should not improperly fetter the exercise of future discretion;

(iv)   duty to exercise powers fairly as between different sections of shareholders;

(v)    duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(vi)   duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities, including to Jones and its affiliates as well as to clients or third parties serviced by Jones or other affiliates of our Sponsor or our officers or directors (unless such opportunity was presented to such individuals in his or her capacity as an officer or director of our company).

Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

We and our Sponsor are controlled by Jones. Therefore, we are deemed to be an affiliate of Jones, a member of the Financial Industry Regulatory Authority or FINRA. As a result, Jones is deemed to have a “conflict of interest” under Rule 5121(f)(5) of the Conduct Rules of FINRA. Accordingly, this offering will be made in compliance with Rule 5121 of FINRA’s Conduct Rules, which prohibits Jones from making sales to discretionary accounts without the prior written approval of the account holder and requires that a “qualified independent underwriter,” as defined by FINRA, participate in the preparation of the registration statement and exercise the usual standard of due diligence with respect to such document. We have engaged Odeon to be the qualified independent underwriter and participate in the preparation of the registration statement and exercise the usual standards of “due diligence” in respect thereto. We agreed to pay Odeon a fee of $100,000 upon the completion of this offering in consideration for its services and expenses as the qualified independent underwriter. Except as disclosed in this prospectus, Odeon will receive no other compensation.

Jones currently has arrangements in place to search for corporate opportunities and acquisition targets on behalf of third parties. Our Chief Executive Officer, Mr. Hill, is in a contractual relationship with Jones. As such, Mr. Hill is obligated to present corporate opportunities and acquisition targets relating to Jones and its affiliates prior to presenting those opportunities to us.

All of our officers are employed by Jones or its affiliates. Jones is continuously made aware of potential business opportunities, one or more of which we may desire to pursue for an initial business combination. While Jones will not have any duty to offer acquisition opportunities to us, Jones may become aware of a potential transaction that is an attractive opportunity for us, which Jones may decide to share with us. In addition, our officers and directors may have a duty to offer acquisition opportunities to other entities to which they owe duties or clients of affiliates of our Sponsor or our officers or directors.

As a result, affiliates of our Sponsor, officers or directors and their respective clients may compete with us for acquisition opportunities in the same industries and sectors as we may target for our initial business combination. If any of them decide to pursue any such opportunity, we may be precluded from procuring such opportunity. In addition, investment ideas generated within Jones, including by any of our officers and other persons who may make decisions for the company, may be suitable both for us and for affiliates of our Sponsor, officers or directors or any of their respective clients, and will be directed initially to such persons rather than to us, subject to the fiduciary duties of our directors and officers under Cayman Islands Law. Neither Jones nor members of our management team who are also employed by Jones or any of its affiliates have any obligation to present us with any opportunity for a potential business combination of which they become aware unless it is offered to them solely in their capacity as a director or officer of our company and such opportunity is one we are permitted to undertake and would otherwise be reasonable for us to pursue, subject to their contractual and fiduciary obligations to other parties.

Our Sponsor, officers and directors, Jones and their affiliates may Sponsor, form or participate in the formation of, or become an officer or director of, invest or otherwise become affiliated with, other blank check companies, including in connection with their initial business combinations, or may pursue other business or investment ventures, even prior to us entering into a definitive agreement for our initial business combination or completing our initial business combination. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination.

Additionally, certain of our officers and directors are employed by Jones and we and our Sponsor are all affiliates of Jones. As a result, certain of our officers and directors may have direct or indirect interests in the following renumeration:

(i)     Jones will be entitled to an underwriting discount of $4,000,000 upon closing of this offering;

(ii)    Jones will be entitled to the Marketing Fee of $8,000,000 (or up to $9,800,000 if the underwriters’ over-allotment option is exercised in full) only if we consummate an initial business combination;

(iii)   Jones will be entitled to such other fees as we may agree to pay Jones in connection with any additional financial advisory, placement agency or other similar investment banking services it may provide to us in the future;

(iv)   Our Sponsor will be entitled, upon consummation of our initial business combination, to repayment of up to $1,500,000 in working capital loans made by our Sponsor or any of its affiliates, which loans are also convertible at our Sponsor’s option into private placement units at $10.00 per share;

(v)    Our Sponsor is entitled to reimbursement of $20,000 per month for office space, administrative and shared personnel support services made available to us and our Sponsor and our officers and directors will be entitled to reimbursement for any out-of-pocket expenses incurred by them related to the identification, investigation and completion of our initial business combination; and

(vi)   Our Sponsor owns 7,666,667 founder shares (up to 1,000,000 of which are subject to forfeiture by our Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised, and 460,000 of which will go to our management) and our Sponsor has agreed to purchase the private placement units and if we are unable to complete our initial business combination within 24 months from the closing of this offering, or by such earlier or later liquidation date as our board of directors or shareholders may approve, the 7,666,667 founder shares and the 245,000 private placement units may be worthless.

Our Sponsor paid a nominal purchase price of $25,000 for the founder shares, or approximately $0.003 per share. As a result, our Sponsor is likely to be able to recoup its investment in us and make a substantial profit on that investment even if our public shares, which are being purchased for $10.00 per share, have lost significant value. Accordingly, our directors and management team, some of whom own indirect interests in our Sponsor, may have an economic incentive that differs from that of the public shareholders to pursue and consummate an initial business combination rather than to liquidate and to return all of the cash in the trust to the public shareholders, even if that business combination were with a riskier or less-established target business. Further, Jones will be entitled to receive an underwriting discount of $4,000,000 upon the closing of this offering, a business combination marketing fee of $8,000,000 upon the closing of our initial business combination (or up to $9,800,000 if the overallotment option is exercised in full) and such other fees in connection with any additional financial advisory, placement agency or other similar investment banking services they may provide to us in the future.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with Jones, our Sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with Jones, our Sponsor or officers or directors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with Jones, our Sponsor, officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

The low price that our Sponsor paid for the founder shares (approximately $0.003 per share) creates an incentive whereby our Sponsor could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within 24 months from the closing of this offering, or by such earlier or later liquidation date as our board of directors or shareholders may approve, the founder shares and private placement units may be worthless, except to the extent the holders thereof receive liquidating distributions from assets outside the trust account, which could create an incentive for our Sponsor and our executive officers and directors who have an ownership interest in or are employed by Jones to complete a transaction, even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders.

Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity, including to clients of Jones or other affiliates of our Sponsor or our officers or directors, subject to their fiduciary duties under Cayman Islands law (unless such opportunity was presented to such individuals in his or her capacity as an officer or director of our company). Accordingly, they may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us. However, based on the existing relationships of our Sponsor and our directors and officers, the fact that we may consummate a business combination with a target in a wide range of industries, we do not believe that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination.

Additionally, the personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing initial business combination opportunities could cause our directors and executive officers to prioritize one initial business combination opportunity over another initial business combination opportunity even if the latter opportunity was with a more financially stable target. For example, if two targets are being evaluated by our management team, one of which has a better risk or financial stability profile for our public shareholders but may take a longer time to diligence and complete the initial business combination process, our management team may decide to choose what they believe to be the quicker and more certain initial business combination despite its less favorable risk or financial stability profile for our public shareholders, as the members of our management team that have a financial interest in us would not receive any financial benefit from such interest unless we consummated an initial business combination. Additionally, if members of our management team form other SPACs with similar investment objectives as ours or pursue other business or investment ventures during the period in which we are seeking an initial business combination, the consideration to be paid, terms, conditions and timing relating to the initial business combinations of such other SPACs or of the activities of such other ventures, and the level of attention paid by members of our management team to them versus the level of attention paid to us, may conflict in a way that is unfavorable to us. Consequently, our directors’ and executive officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular initial business combination opportunity are appropriate and in our shareholders’ best interest, which could negatively impact the timing for our initial business combination.

Conflicts may arise from Jones’s affiliation with us, its or its affiliates’ provision of services both to us, other SPACs and to third-party clients, as well as from actions undertaken by Jones for its own account. Jones is often engaged as a financial advisor, or placement agent, to corporations and other entities and their directors and managers in connection with the sale of those entities, their assets or their subsidiaries. Alternatively, Jones, or another affiliate of our Sponsor, may be a financial advisor to a target business that we pursue a business combination with and Jones, or another affiliate of our Sponsor, may receive fees from the target business in connection with a business combination. Jones may also represent potential buyer’s businesses and may be incentivized or obligated to direct an opportunity to one of these buyers in lieu of us, thereby eliminating or reducing the investment opportunities available to us.

The potential conflicts described above may limit our ability to enter into a business combination or other transactions. These circumstances could give rise to numerous situations where interests may conflict. There can be no assurance that these or other conflicts of interest with the potential for adverse effects on the Company and investors will not arise.

With certain limited exceptions, the founder shares, purchased by our Sponsor for an aggregate of $25,000, will not be transferable, assignable or salable by our Sponsor or its permitted transferees until one year after the completion of our initial business combination. With certain limited exceptions, the private placement units (and their component securities) will not be transferable, assignable or salable by our Sponsor or its permitted transferees until 30 days after the completion of our initial business combination. Since our Sponsor and executive officers and directors may directly or indirectly own ordinary shares and Share Rights following this offering, our executive officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination because of their financial interest in completing an initial business combination within 24 months from the closing of this offering or by such earlier liquidation date as our board of directors may approve.

In addition to the direct or indirect interests in receiving the renumeration set forth above, potential investors should also be aware of the following other potential conflicts of interest:

•        None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.

•        Our initial shareholders will agree to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders will agree to waive their redemption rights with respect to any founder shares or private placement units held by them if we fail to consummate our initial business combination within 24 months after the closing of this offering or by such earlier or later liquidation date as our board of directors or shareholders may approve. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares. With certain limited exceptions, the founder shares will not be transferable, assignable by our Sponsor until the earlier of: (A) one year after the completion of our initial business combination or (B) subsequent to our initial business combination, (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 trading day period commencing at least 150 days after our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. With certain limited exceptions, the private placement units will not be transferable, assignable or saleable by our Sponsor or its permitted transferees until 30 days after the completion of our initial business combination. Since our Sponsor and officers and directors may directly or indirectly own ordinary shares following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        Our Sponsor, officers or directors may have a conflict of interest with respect to evaluating a business combination and financing arrangements as we may obtain loans from our Sponsor or an affiliate of our Sponsor or any of our officers or directors to finance transaction costs in connection with an intended initial business combination.

•        We may engage Jones, or another affiliate of our Sponsor, as a financial advisor in connection with our initial business combination and/or placement agent for any securities offering to occur concurrently with our initial business combination and pay such affiliate a customary financial advisory and/or placement agent fee in an amount that constitutes a market standard financial advisory or placement agent fee for comparable transactions.

•        Furthermore, we may acquire a target company that has engaged Jones, or another affiliate of our Sponsor, as a financial advisor, and such target company may pay such affiliate a financial advisory fee in connection with our initial business combination.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our Sponsor, directors and officers has agreed to (i) waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of our initial business combination; (ii) waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association; (iii) waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if we fail to complete our initial business combination within the completion window, although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within the prescribed time frame and to liquidating distributions from assets outside the trust account; and (iv) vote any founder shares or private placement shares held by them and any public shares purchased during or after this offering (including in open market and privately-negotiated transactions), in favor of our initial business combination (except that any public shares such parties may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act would not be voted in favor of approving the business combination transaction). Further, each of our Sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below. In addition to the restrictions set forth below, up to 1,000,000 founder shares are subject to forfeiture to the extent the over-allotment option is not exercised; further, in the event of a transfer of Sponsor membership interests by members of our Sponsor or their affiliates, there will be an indirect transfer of the founder shares and private placement units held by our Sponsor. While there are currently no circumstances or arrangements contemplated under which our Sponsor, its members or affiliates, or our directors or officers could indirectly transfer ownership of securities owned by our Sponsor through transfers of Sponsor membership interests, such transfers are not prohibited.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (i) one year after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lockup.

Jones Ventures INTL Acquisition1 Sponsor LLC Harsha Agadi Alan F. Hill Bryan Turley Shlomo “Moe” Cohen Nathan Hubbard Dave Horin

Transfers permitted (a) to our officers, directors or consultants, any affiliate or family member of any of our officers, directors or consultants, any members or partners of the Sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the Sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or Share Rights were originally purchased; (f) pro rata distributions from our Sponsor to its respective members, partners or shareholders pursuant to our Sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our Sponsor’s limited liability company agreement upon termination and winding-up of our Sponsor, (h) in the event of our liquidation prior to our consummation of our initial

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements

Private Placement Units	30 days after the completion of our initial business combination	Jones Ventures INTL Acquisition1 Sponsor LLC	Same as above
Any units, Share Rights ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares	180 days after the date of this prospectus	Jones Ventures INTL Acquisition1 Sponsor LLC Harsha Agadi Alan F. Hill Bryan Turley Shlomo “Moe” Cohen Nathan Hubbard Dave Horin

No transfer without the prior written consent of the representatives; provided, however, that we may (1) issue and sell the private placement units; (2) issue and sell the additional units to cover our underwriters’ over-allotment option (if any); (3) register with the SEC pursuant to an agreement to be entered into concurrently with the issuance and sale of the securities in this offering, the resale of the private placement units and their underlying securities and the Class A ordinary shares issuable upon conversion of the Share Rights and the founder shares; and (4) issue securities in connection with our initial business combination. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the company

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

(as long as such current or future independent director transferee is subject to the letter agreement, filed herewith, or executes an agreement substantially identical to the letter agreement, as applicable to directors and officers at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer). The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (a) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with our initial business combination (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of this offering and the sale of private placement units), and (iii) no working capital loans are converted into Class A ordinary shares, as further described in this prospectus, and (b) assume the issuance of 20,645,000 Units (or 23,645,000 Units if the underwriters’ over-allotment option is exercised in full) and that there are 7,666,667 Class B ordinary shares issued and outstanding (up to 1,000,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full) and 2,000,000 Class A ordinary shares (up to 2,300,000 if the over-allotment option is exercised) upon the conversion of the Share Rights and 64,500 Class A ordinary shares upon the conversion of the private placement units Share Rights. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of our public shareholders, which dilution would increase further to the extent that the anti-dilution provisions of the Class B ordinary shares result in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares at the time of our business combination.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following table illustrates the difference between the public offering price per Class A ordinary shares and our NTBV per share, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of March 31, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.39	$6.80	$3.20	$5.87	$4.13	$4.18	$5.82	$0.16	$9.84
Assuming No Exercise of Over-Allotment Option
$7.37	$6.78	$3.22	$5.84	$4.16	$4.16	$5.84	$0.16	$9.84
	As of March 31, 2026
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit per share before this offering	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)
Increase per share attributable to public shareholders	7.43	7.45	6.84	6.86	5.90	5.93	4.22	4.24	0.22	0.22
Pro forma net tangible book value per share after this offering and the sale of the private placement units	7.37	7.39	6.78	6.80	5.84	5.87	4.16	4.18	0.16	0.16
Dilution per share to public shareholders	$2.63	2.61	3.22	3.20	4.16	4.13	5.84	5.82	9.84	9.84
Percentage of dilution to public shareholders	26.30%	26.10%	32.20%	32.00%	41.60%	41.30%	58.40%	58.20%	98.40%	98.40%

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of March 31, 2026
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(430,061)	$(430,061)	$(430,061)	$(430,061)	$(430,061)	$(430,061)	$(430,061)	$(430,061)	$(430,061)	$(430,061)
Net proceeds from this offering and the sale of private placement units(1)	201,400,000	231,400,000	201,400,000	231,400,000	201,400,000	231,400,000	201,400,000	231,400,000	201,400,000	231,400,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	366,788	366,788	366,788	366,788	366,788	366,788	366,788	366,788	366,788	366,788
Less: Over-allotment liability	(158,500)	—	(158,500)	—	(158,500)	—	(158,500)	—	(158,500)	—
Less: Amounts paid for redemptions(2)	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
Total	$201,178,227	$231,336,727	$151,178,227	$173,836,727	$101,178,227	$116,336,727	$51,178,227	$58,836,727	$1,178,227	$1,336,727

Denominator:
Ordinary shares outstanding prior to this offering	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667
Ordinary shares forfeited if over-allotment option is not exercised	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Private placement units	645,000	645,000	645,000	645,000	645,000	645,000	645,000	645,000	645,000	645,000
Less: Ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
Total	27,311,667	31,311,667	22,311,667	25,561,667	17,311,667	19,811,667	12,311,667	14,061,667	7,311,667	8,311,667

(1)      Expenses applied against gross proceeds include offering expenses of approximately $1,050,000 and underwriting commissions of $4,000,000 in the aggregate (excluding the business combination Marketing Fee). See “Use of Proceeds.”

(2)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions or repurchases in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, directors, officers or any of their respective affiliates may purchase public shares or public Share Rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our public shares or public Share Rights prior to the completion of our initial business combination, the number of public shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of our Shares.”

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our Sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our Sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Jones Ventures INTL Acquisition1 Sponsor LLC	6,666,667 Class B Ordinary Shares (or up to 7,666,667 Class B ordinary shares if the underwriters’ over-allotment option is exercised in full)	$25,000 (or approximately $0.003 per founder share)
	645,000 Private Placement Units	$6,450,000
	Commencing on the date on which our securities are first listed on Nasdaq, $20,000 per month	Office space, utilities and secretarial and administrative support
	Up to $300,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses
Jones	$4,000,000	Underwriting fee used to purchase 400,000 Private Placement Units
	$8,000,000 (or up to $9,800,000 if the overallotment option is exercised in full)	Business combination marketing fee
	Undetermined	Other investment banking services provided including financial advisory and placement agent fees
	Up to $1,500,000 in working capital loans which may be convertible into units of the post-business combination entity at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Jones Ventures INTL Acquisition1 Sponsor LLC, and any holders of Class B Ordinary Shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Jones Ventures INTL Acquisition1 Sponsor LLC, our officers, directors or our or their affiliates	Consulting, success or finder fees in connection with the consummation of our initial business combination(1)

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

Jones Ventures INTL Acquisition1 Sponsor LLC, our officers, directors or our or their affiliates	Salary or fee in an amount that constitutes a market standard for comparable transactions in connection with our initial business combination(3)	Services in connection with identifying, investigating and completing an initial business combination